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                                               Jocelyn Liu
                                               Assistant Counsel
                                               Allstate Life Insurance Company
                                               3100 Sanders Road, Suite J5B
                                               Northbrook, Illinois 60062

VIA EDGAR TRANSMISSION

July 31, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

     RE: Allstate Life Insurance Company
         Registration Statements on Form N-4
         Certification Pursuant to Rule 497(j) of the Securities Act of 1933

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrants shown below, we hereby certify that:

    1. For each Registration Statement shown below, the form of Prospectuses and of Statements of Additional Information that would have been filed under 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statement or amendment, and

    2. The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

                                                                   Registration
        Registrant                   Depositor          1940 Act #  Statement
---------------------------  -------------------------  ---------- ------------
Allstate Financial Advisors   Allstate Life Insurance   811-09327   333-141909
     Separate Account I               Company

You may direct any questions regarding this filing to the undersigned at
(847) 402-5745.

Very truly yours,

/s/ JOCELYN LIU
--------------------------
Jocelyn Liu